Allowance for Probable Loan Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Recognized
Total trouble debt restructuring	$ 22,418	$ 15,719
Period of charge off for past due unsecured commercial loans	90 days
Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	$ 4,828	8,785
Total impaired loans with no related allowance	42,577	51,663
Unpaid principal balance:
Total impaired loans with an allowance recorded	5,981	9,233
Total impaired loans with no related allowance recorded	74,677	64,788
Related Allowance	961	2,206
Average recorded investment:
Total impaired loans with an allowance recorded	5,821	5,694
Total impaired loans with no related allowance recorded	40,450	53,575
Interest Recognized
Total impaired loans with an allowance recorded		92
Total impaired loans with no related allowance recorded	547	441
Commercial
Interest Recognized
Total trouble debt restructuring	10,710	2,419
Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance		4,016
Total impaired loans with no related allowance	21,412	26,930
Unpaid principal balance:
Total impaired loans with an allowance recorded		4,156
Total impaired loans with no related allowance recorded	50,737	38,845
Related Allowance		1,704
Average recorded investment:
Total impaired loans with an allowance recorded		3,758
Total impaired loans with no related allowance recorded	19,354	30,847
Interest Recognized
Total impaired loans with no related allowance recorded	3	4
Commercial Real Estate: Other Construction and Land Development
Interest Recognized
Total trouble debt restructuring		2,553
Commercial Real Estate: Other Construction and Land Development | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	1,958	167
Total impaired loans with no related allowance	2,818	6,054
Unpaid principal balance:
Total impaired loans with an allowance recorded	1,971	169
Total impaired loans with no related allowance recorded	4,419	6,204
Related Allowance	371	100
Average recorded investment:
Total impaired loans with an allowance recorded	2,512	893
Total impaired loans with no related allowance recorded	2,336	6,455
Interest Recognized
Total impaired loans with no related allowance recorded	67	85
Commercial Real Estate: Farmland & Commercial
Interest Recognized
Total trouble debt restructuring	3,086	2,853
Commercial Real Estate: Farmland & Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	2,808	4,003
Total impaired loans with no related allowance	8,002	9,803
Unpaid principal balance:
Total impaired loans with an allowance recorded	3,948	4,309
Total impaired loans with no related allowance recorded	9,054	10,717
Related Allowance	546	202
Average recorded investment:
Total impaired loans with an allowance recorded	3,247	444
Total impaired loans with no related allowance recorded	8,523	7,258
Interest Recognized
Total impaired loans with an allowance recorded		92
Total impaired loans with no related allowance recorded	110
Commercial Real Estate: Multifamily | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance		599
Total impaired loans with no related allowance	552	178
Unpaid principal balance:
Total impaired loans with an allowance recorded		599
Total impaired loans with no related allowance recorded	562	178
Related Allowance		200
Average recorded investment:
Total impaired loans with an allowance recorded		599
Total impaired loans with no related allowance recorded	401	205
Residential First Lien
Interest Recognized
Total trouble debt restructuring	6,181	5,316
Residential First Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	62
Total impaired loans with no related allowance	6,774	5,699
Unpaid principal balance:
Total impaired loans with an allowance recorded	62
Total impaired loans with no related allowance recorded	6,847	5,822
Related Allowance	44
Average recorded investment:
Total impaired loans with an allowance recorded	62
Total impaired loans with no related allowance recorded	6,860	5,853
Interest Recognized
Total impaired loans with no related allowance recorded	298	264
Residential Junior Lien
Interest Recognized
Total trouble debt restructuring	812	929
Residential Junior Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	978	950
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,017	972
Average recorded investment:
Total impaired loans with no related allowance recorded	1,011	1,182
Interest Recognized
Total impaired loans with no related allowance recorded	52	68
Consumer
Interest Recognized
Total trouble debt restructuring	1,269	1,263
Consumer | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	1,295	1,297
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,295	1,298
Average recorded investment:
Total impaired loans with no related allowance recorded	1,214	1,227
Interest Recognized
Total impaired loans with no related allowance recorded	1	3
Foreign
Interest Recognized
Total trouble debt restructuring	360	386
Foreign | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	746	752
Unpaid principal balance:
Total impaired loans with no related allowance recorded	746	752
Average recorded investment:
Total impaired loans with no related allowance recorded	751	548
Interest Recognized
Total impaired loans with no related allowance recorded	$ 16	$ 17